CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Revenue from VIP Gaming Operations	$ 236,850,159	$ 236,300,623	$ 250,575,452
Total Revenues	236,850,159	236,300,623	250,575,452
Expenses
- Commission to Junket Agents	182,639,067	154,569,837	155,968,504
- Selling, General and Administrative Expenses	21,485,944	18,340,972	16,550,387
- Special Rolling Tax	1,704,851	1,815,034	1,993,208
- Amortization of Intangible Assets	13,187,006	6,622,238	5,058,204
Total Expenses	219,016,868	181,348,081	179,570,303
Operating income attributable to ordinary shareholders before change in fair value of contingent consideration	17,833,291	54,952,542	71,005,149
Change in Fair Value of Contingent Consideration for the Acquisitions of King's Gaming, Bao Li and Oriental	(12,445,789)	15,166,700	6,248,361
Net Income Attributable to Ordinary Shareholders	5,387,502	70,119,242	77,253,510
Other Comprehensive Income
Foreign Currency - Translation Adjustment	(76,610)	669,109	(64,634)
Total Comprehensive Income	$ 5,310,892	$ 70,788,351	$ 77,188,876
Net Income Per Share
Basic (in dollars per share)	$ 0.10	$ 1.53	$ 1.91
Diluted (in dollars per share)	$ 0.10	$ 1.53	$ 1.85
Weighted Average Shares Outstanding
Basic (in shares)	53,030,405	45,752,743	40,398,512
Diluted (in shares)	53,210,572	45,752,922	41,825,173